LOANS	12 Months Ended
Dec. 31, 2011
LOANS [Abstract]
LOANS
NOTE D—LOANS

Portfolio loans consisted of the following at December 31 (in $1,000s):

	2011	2010(1)

Loans secured by real estate:
Commercial	$973,045	$1,164,488
Residential (including multi-family)	363,802	437,411
Construction, land development and other land	117,736	178,214
Total loans secured by real estate	1,454,583	1,780,113
Commercial and other business-purpose loans	192,851	280,352
Consumer	13,813	18,500
Other	2,962	5,211
Total portfolio loans	1,664,209	2,084,176
Less allowance for loan losses	(92,529)	(130,062)

Net portfolio loans	$1,571,680	$1,954,114

(1)	For comparative purposes, original balances as previously reported have been adjusted to exclude amounts related to discontinued operations.

Loans serviced for the benefit of others, which are not recorded on the consolidated balance sheet, approximated $75.5 million and $105 million at December 31, 2011 and 2010, respectively.  Loan servicing assets are not material.

The following tables present the allowance for loan losses and the carrying amount of loans based on management's overall assessment of probable incurred losses, and should not be interpreted as an indication of future charge-offs:

	December 31, 2011
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Total

Allowance for loan losses:
Individually evaluated
for impairment	$11,141	$4,305	$3,434	$3,740	$29		$22,649
Collectively evaluated
for probable incurred
losses	30,806	17,804	8,770	11,714	758	$28	69,880

Total allowance for
loan losses	$41,947	$22,109	$12,204	$15,454	$787	$28	$92,529

Portfolio loans:
Individually evaluated
for impairment	$173,165	$59,371	$40,013	$23,796	$63		$296,408
Collectively evaluated
for probable incurred
losses	799,880	304,431	77,723	169,055	13,750	$2,962	1,367,801

Total portfolio loans	$973,045	$363,802	$117,736	$192,851	$13,813	$2,962	$1,664,209

	December 31, 2010(1)
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Total

Allowance for loan losses:
Individually evaluated
for impairment	$9,800	$5,568	$6,415	$6,055			$27,838
Collectively evaluated
for probable incurred
losses	40,217	30,154	12,452	18,605	$709	$87	102,224

Total allowance for
loan losses	$50,017	$35,722	$18,867	$24,660	$709	$87	$130,062

Portfolio loans:
Individually evaluated
for impairment	$171,362	$54,442	$52,734	$25,558	$22		$304,118
Collectively evaluated
for probable incurred
losses	993,126	382,969	125,480	254,794	18,478	$5,211	1,780,058

Total portfolio loans	$1,164,488	$437,411	$178,214	$280,352	$18,500	$5,211	$2,084,176

(1)	For comparative purposes, original balances as previously reported have been adjusted to exclude amounts related to discontinued operations.

Activity within the allowance for loan losses is summarized below (in $1,000s):

	2011	2010(1)	2009(1)

Balance at beginning of year	$130,062	$114,557	$69,065
Allowance for loan losses of acquired bank affiliate	2,380
Provision for loan losses charged to operations	41,362	148,275	158,589
Net charge-offs:
Loans charged-off (deduction)	(97,658)	(147,383)	(115,694)
Recoveries	16,383	14,613	2,597
Net charge-offs	(81,275)	(132,770)	(113,097)

Balance at end of year	$92,529	$130,062	$114,557

(1)	For comparative purposes, original balances as previously reported have been adjusted to exclude amounts related to discontinued operations.

	Year Ended December 31, 2011
	Secured by Real Estate
	Commercial	Residential (including multi- family)	Construction, Land Development and Other Land	Commercial and Other Business- Purpose Loans	Consumer	Other	Total

Beginning balance	$50,017	$35,722	$18,867	$24,660	$709	$87	$130,062

Acquired loan loss reserve	1,043	117	651	500	68	1	2,380

Charge-offs	(34,558)	(20,486)	(22,774)	(18,805)	(1,033)	(2)	(97,658)
Recoveries	5,033	2,898	4,462	3,746	238	6	16,383
Net charge-offs	(29,525)	(17,588)	(18,312)	(15,059)	(795)	4	(81,275)

Provision for loan
losses	20,412	3,858	10,998	5,353	805	(64)	41,362

Ending balance	$41,947	$22,109	$12,204	$15,454	$787	$28	$92,529

Nonperforming loans (i.e., loans which are 90 days or more past due and loans on nonaccrual status) at December 31 are summarized as follows (in $1,000s):

	2011	2010(1)
Nonaccrual loans:
Loans secured by real estate:
Commercial	$122,481	$147,852
Residential (including multi-family)	47,728	57,899
Construction, land development and other land	31,297	51,621
Total loans secured by real estate	201,506	257,372
Commercial and other business-purpose loans	18,002	28,926
Consumer	124	132
Total nonaccrual loans	219,632	286,430

Past due (>90 days) loans and accruing interest:
Loans secured by real estate:
Commercial	3,778	2,875
Residential (including multi-family)	259	1,484
Construction, land development and other land	--	2,380
Total loans secured by real estate	4,037	6,739
Commercial and other business-purpose loans	148	2,073
Consumer	38	38
Total past due loans	4,223	8,850

Total nonperforming loans	$223,855	$295,280

(1)	For comparative purposes, original balances as previously reported have been adjusted to exclude amounts related to discontinued operations.

If nonperforming loans had performed in accordance with their contractual terms during the year, estimated additional interest income of $17.8 million, $17.6 million and $16.8 million would have been recorded in 2011, 2010 and 2009, respectively.  Estimated interest income recognized on loans in nonaccrual status in 2011, 2010 and 2009 operations approximated $720,000, $407,000 and $1.0 million, respectively.

Impaired loans, which do not have an allowance requirement, include collateral-dependent loans for which direct write-downs have been made and, accordingly, no allowance requirement or allocation is necessary.  During 2011, 2010 and 2009, the average recorded investment in impaired loans approximated $331.5 million, $335.8 million and $223.0 million, respectively.  Interest income is recorded on impaired loans if not on nonaccrual status, or may be recorded on a cash basis in some circumstances, if such payments are not credited to principal.  In 2011, 2010 and 2009, interest income recorded on impaired loans approximated $13.8 million, $4.2 million and $1.0 million, respectively.

Impaired loans are summarized in the following tables (in $1,000s), based on loans which either have an allowance for loan losses recorded or no such allowance as of December 31, 2011 and 2010:

	December 31, 2011
	Carrying Value	Unpaid Principal Balance	Related Allowance for Loan Losses

With an allowance recorded:
Loans secured by real estate:
Commercial	$72,164	$83,433	$11,533
Residential (including multi-family)	33,649	38,238	5,744
Construction, land development and other land	16,980	22,940	3,764
Total loans secured by real estate	122,793	144,611	21,041
Commercial and other business-purpose loans	16,120	17,506	4,728
Consumer	166	173	95
	139,079	162,290	25,864
With no related allowance recorded:
Loans secured by real estate:
Commercial	107,709	148,926
Residential (including multi-family)	35,695	48,220
Construction, land development and other land	26,064	42,309
Total loans secured by real estate	169,468	239,455
Commercial and other business-purpose loans	11,828	17,146
Consumer	12	48
	181,308	256,649

Total	$320,387	$418,939	$25,864

	December 31, 2010(1)
	Carrying Value	Unpaid Principal Balance	Related Allowance for Loan Losses

With an allowance recorded:
Loans secured by real estate:
Commercial	$78,873	$128,277	$12,560
Residential (including multi-family)	38,671	46,250	10,881
Construction, land development and other land	22,997	46,770	8,032
Total loans secured by real estate	140,541	221,297	31,473
Commercial and other business-purpose loans	20,836	33,499	8,948
Consumer	155	181	96
	161,532	254,977	40,517
With no related allowance recorded:
Loans secured by real estate:
Commercial	103,355	167,864
Residential (including multi-family)	29,274	48,992
Construction, land development and other land	32,669	52,713
Total loans secured by real estate	165,298	269,569
Commercial and other business-purpose loans	13,343	22,333
Consumer	18	42
	178,659	291,944

Total	$340,191	$546,921	$40,517

(1)     For comparative purposes, original balances as previously reported have been adjusted to exclude amounts related to discontinued operations.

Included in total impaired loans as of December 31, 2011 and 2010 is $217.5 million and $112.7 million, respectively, of loans modified as troubled debt restructurings (see further discussion under troubled debt restructurings section of this Note).

For the year ended December 31, 2011, the average recorded investment in impaired loans and interest income recorded on impaired loans were as follows (in $1,000s):

	Average	Interest
	Recorded	Income
	Investment	Recorded

Commercial	$184,413	$7,616
Residential (including multi-family)	66,124	3,355
Construction, land development and other land	49,987	1,393
Total loans secured by real estate	300,524	12,364
Commercial and other business-purpose loans	30,618	1,375
Consumer	314	21
Other	1

Total	$331,457	$13,760

The following tables summarize the aging and amounts of past due loans as of December 31, 2011 and 2010 (in $1,000s):

	December 31, 2011
	Past Due Loans			Total
	(based on payment due dates)			Amount of
			Loans on	Loans More	Loans Either
	More Than		Nonaccrual	Than 29 Days	Current or
	29 Days,	More Than	Status	Past Due or on	Less Than	Total
	and Less Than	89 Days	(Generally, 90	Nonaccrual	30 Days	Portfolio
	90 Days	(Accruing)	Days or More)	Status	Past Due	Loans

Loans secured by real estate:
Commercial	$18,127	$3,778	$122,481	$144,386	$828,659	$973,045
Residential (including multi-
family)	5,376	259	47,728	53,363	310,439	363,802
Construction, land development
and other land	4,634		31,297	35,931	81,805	117,736
Total loans secured by real estate	28,137	4,037	201,506	233,680	1,220,903	1,454,583
Commercial and other business-
purpose loans	3,958	148	18,002	22,108	170,743	192,851
Consumer	479	38	124	641	13,172	13,813
Other					2,962	2,962

Total	$32,574	$4,223	$219,632	$256,429	$1,407,780	$1,664,209

	December 31, 2010(1)
	Past Due Loans			Total
	(based on payment due dates)			Amount of
			Loans on	Loans More	Loans Either
	More Than		Nonaccrual	Than 29 Days	Current or
	29 Days,	More Than	Status	Past Due or on	Less Than	Total
	and Less Than	89 Days	(Generally, 90	Nonaccrual	30 Days	Portfolio
	90 Days	(Accruing)	Days or More)	Status	Past Due	Loans

Loans secured by real estate:
Commercial	$26,929	$2,875	$147,852	$177,656	$986,832	$1,164,488
Residential (including multi-
family)	12,381	1,484	57,899	71,764	365,647	437,411
Construction, land development
and other land	6,046	2,380	51,620	60,046	118,168	178,214
Total loans secured by real estate	45,356	6,739	257,371	309,466	1,470,647	1,780,113
Commercial and other business-
purpose loans	8,288	2,073	28,926	39,287	241,065	280,352
Consumer	548	38	132	718	17,782	18,500
Other					5,211	5,211

Total	$54,192	$8,850	$286,429	$349,471	$1,734,705	$2,084,176

(1)	For comparative purposes, original balances as previously reported have been adjusted to exclude amounts related to discontinued operations.

Capitol categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt obligations based on:  current financial information, aging analysis, historical payment experience, credit documentation and public information, among other factors.  Capitol analyzes loans individually by dollar value and by classifying the loans as to credit risk.  This analysis generally includes all loans and is generally performed at least quarterly.  Capitol uses the following definitions for its loan risk ratings:

Pass.  Loans classified with a pass rating have been deemed to have acceptable credit quality by bank management.

Watch.  Loans classified as watch have a potential weakness that deserves management's close attention.  If not improved, those potential weaknesses may result in deterioration of the repayment prospects for the loan in the future.

Substandard.  Loans classified as substandard are inadequately protected by the borrower's current net worth, paying capacity of the borrower or the fair value of collateral.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt obligation by the borrower.  These are characterized by the reasonable possibility that some loss will be sustained if the deficiencies are not favorably resolved.

Based on management's most recent analysis, the risk categories of loans are summarized as follows (in $1,000s):

	December 31, 2011
	Pass			Total Portfolio Loans
		Watch	Substandard

Loans secured by real estate:
Commercial	$662,963	$94,151	$215,931	$973,045
Residential (including multi-family	250,750	32,631	80,421	363,802
Construction, land development
and other land	59,249	12,592	45,895	117,736
Total loans secured by real estate	972,962	139,374	342,247	1,454,583
Commercial and other business-
purpose loans	145,498	14,641	32,712	192,851
Consumer	12,715	578	520	13,813
Other	2,668	294		2,962

Total	$1,133,843	$154,887	$375,479	$1,664,209

	December 31, 2010(1)
	Pass			Total Portfolio Loans
		Watch	Substandard

Loans secured by real estate:
Commercial	$805,100	$109,065	$250,323	$1,164,488
Residential (including multi-family	309,289	34,334	93,788	437,411
Construction, land development
and other land	86,612	22,595	69,007	178,214
Total loans secured by real estate	1,201,001	165,994	413,118	1,780,113
Commercial and other business-
purpose loans	200,570	22,166	57,616	280,352
Consumer	17,134	967	399	18,500
Other	4,871	340		5,211

Total	$1,423,576	$189,467	$471,133	$2,084,176

(1)	For comparative purposes, original balances as previously reported have been adjusted to exclude amounts related to discontinued operations.

Troubled Debt Restructurings

Capitol has designated a troubled debt restructuring as a loan that has been modified because the borrower is experiencing financial difficulty and the loan meets one or more of the following criteria:

1.
An extension or renewal of a substandard rated loan with no change in rate or terms, and the terms provided are not representative of current market rates for credits with similar risk characteristics;

2.
A loan modification where the repayment terms are modified for a specific period of time in order to allow the borrower to liquidate or dispose of the related collateral to provide the ability to pay the loan off in full;

3.	Modification of the interest rate for a defined period of time in order to allow the borrower to repay the debt, based on current cash flow sources;
4.	A loan modified to an "interest only" structure for a period of time that will result in the loan being paid off, returned to the contracted terms or refinanced; or
5.	A modification of a loan into an A/B note structure, where the A note is at market rate terms and conditions, and the B note has been charged off.

Loans modified and classified as troubled debt restructurings are impaired loans.  Each loan that is designated as a troubled debt restructuring is individually evaluated for impairment to determine the specific reserve to be established.  The specific reserve is determined using the discounted cash flow method, the collateral dependency method or, when available, the observable market price method, and is calculated as the difference between the carrying value of the loan and the result of the impairment measurement method.

The loan portfolios contain primarily three categories of troubled debt restructurings, (1) loans for which the rate or terms have been modified (2) loans for which the rate or terms have not been modified but the loan was extended or renewed, and (3) loans that have been modified with interest only terms.  The following are the factors that enter into the determination of the specific reserve for each of these categories:

Loans for which the rate or terms have been modified:  The specific reserve for loans in this category, for which the repayment ability is based on the cash flows of the borrower, is determined using a discounted cash flow analysis.  The discount period used is based on when the bank believes, based on cash flows from the borrower or project, that the credit will be paid in full.  The period used is generally based on a defined cash flow event that is projected to occur in the future.  For an event which will result in a paydown allowing for a refinance, the discount period would be the number of months until the refinance.  If an event for paydown or refinance cannot be documented, a discount period that will result in the cash flows from the borrower reducing the loan balance down to the collateral value is used.  The specific reserve for loans in this category that have been deemed collateral dependent is determined using the collateral dependency method.

Loans for which there has been no rate or term modification:  If there has been no change in the rate and term, a discounted cash flow analysis using the same terms would not, in most cases, yield a specific reserve allocation commensurate with loans in the general allowance account that have similar risk characteristics with respect to payment default but that have not been modified and are a troubled debt restructuring.  In the determination of the specific reserve for this category of loans, the appropriate general pool loss reserve factor is used as a baseline with adjustments made based on known circumstances that may affect the collectability of the loan.  Any increase or decrease to the baseline general allowance reserve factor is determined based on the loss experience for loans with similar risk characteristics and probabilities of default.

Loans that have interest only terms:  Unless there is a specific event that can be documented which will result in the loan being paid, returned to the original contract terms or refinanced, these loans are treated as collateral-dependent and the specific reserve is based on the net value of the collateral held.

The following table summarizes loans modified as troubled debt restructurings during the year ended December 31, 2011 (in $1,000s):

	Number of Contracts	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment	Loan Loss Reserve
Troubled debt restructurings:
Loans secured by real estate:
Commercial	207	$103,032	$76,572	$4,654
Residential	209	39,060	34,183	2,686
Construction, land development
and other	54	15,148	11,809	1,052
Total loans secured by
real estate	470	157,240	122,564	8,392
Commercial and other business-
purpose loans	125	17,367	12,548	2,414
Consumer	6	325	54	12

Total	601	$174,932	$135,166	$10,818

Of the amounts in the table above, approximately $74 million, or 55%, and 283 contracts, or 47%, are substandard rated loans that were extended or renewed with no change in rate or terms, and the terms provided were not representative of current market rates for loans with similar risk characteristics.  The remainder of the troubled debt restructuring pool constitutes loans where repayment terms and/or interest rates were modified, or the loan was modified to an "interest only" structure.

A payment default is determined when a loan is 90 days or more past due.  The following table summarizes loans modified as troubled debt restructurings in the last twelve months for which there was a payment default during the year ended December 31, 2011 (in $1,000s):

	Number of Contracts	Recorded Investment
Troubled debt restructurings that
subsequently defaulted:
Loans secured by real estate:
Commercial	62	$25,946
Residential	60	8,857
Construction, land development
and other	25	5,806
Total loans secured by
real estate	147	40,609
Commercial and other business-
purpose loans	20	3,558

Total	167	$44,167

Troubled debt restructurings which have a payment default are subject to a similar credit risk evaluation as other loans that are in default.  Generally, loans that are in payment default are moved to collateral dependency as the source of repayment, and the determination of the specific reserve for these loans is based on the net value of the collateral held.

The total amount of troubled debt restructurings as of December 31, 2011 is detailed in the following table by loan type and accrual status (in $1,000s):

	Troubled Debt Restructurings at December 31, 2011
	On Non-Accrual Status	On Accrual Status	Total

Loans secured by real estate:
Commercial	$65,814	$57,392	$123,206
Residential (including multi-family)	27,105	21,616	48,721
Construction, land development and
other land	15,475	11,748	27,223
Total loans secured by real estate	108,394	90,756	199,150
Commercial and other business-purpose
loans	8,336	9,945	18,281
Consumer		54	54

Total	$116,730	$100,755	$217,485